Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended
	Mar. 15, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Tandem Fund
Account Value [Line Items]
Line Graph and Table Measure Name								Tandem Fund
Accumulated Value	$ 10,000	$ 11,221	$ 12,725	$ 15,152	$ 14,032	$ 15,212	$ 16,374	$ 16,971
Tandem Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	$ 10,000	$ 11,624	$ 13,763	$ 17,714	$ 14,506	$ 18,319	$ 22,902	$ 26,997